NON-CONTROLLING INTERESTS - Summarized Financial Statements (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 16, 2025	Mar. 14, 2025	Mar. 13, 2025	Dec. 31, 2025	Dec. 31, 2024
Current assets				$ 764,534	$ 486,241
Current liabilities				(256,376)	(256,029)
Non-controlling interests				58,284	62,208
Non Controlling Income Statement
Revenue				947,059	677,243
Net income and comprehensive income				316,451	$ 141,554
Non-controlling interests [member]
Non Controlling Income Statement
Net income and comprehensive income				$ 23,595
Yaramoko | Government of Burkina Faso
Non-controlling interests percentage	15.00%	15.00%	10.00%
Seguela | Government of Burkina Faso
Non-controlling interests percentage				10.00%
Non-controlling interests				$ 58,300
Seguela | Government of Cte d'Ivoire
Non-controlling interests percentage				10.00%
Current assets				$ 166,933
Non-current assets				425,977
Current liabilities				(159,426)
Non-current liabilities				(144,459)
Net assets				289,025
Non-controlling interests				58,284
Non Controlling Income Statement
Revenue				525,777
Net income and comprehensive income				244,705
Consolidated Statements of Cash Flows
Cash flows provided by operating activities				309,210
Cash flows used in investing activities				(80,961)
Cash flows used in financing activities				$ (146,241)